Schedule of Investments
February 28, 2023 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.68%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.54%
Carter's, Inc.	5,900	444,801

Biological Products (No Diagnostic Substances) - 4.36%
Amgen, Inc.	2,920	676,447
Gilead Sciences, Inc.	7,300	587,869

		1,264,316

BioTech & Pharma - 0.30%
Sanofi SA ADR (2)	1,800	84,330

Computer & Office Equipment - 1.93%
HP, Inc.	18,920	558,518

Crude Petroleum & Natural Gas - 4.54%
Shell PLC ADR	21,700	1,318,709

Fire, Marine & Casualty Insurance - 2.22%
Allstate Corp.	5,005	644,544

Footwear (No Rubber) - 1.65%
Steven Madden Ltd.	13,200	479,160

Leather & Leather Products- 2.26%
Tapestry, Inc.	15,100	657,001

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.86%
Kontoor Brands, Inc.	4,790	249,799

Metal Mining - 2.91%
BHP Group Ltd. ADR (2)	6,900	420,693
Rio Tinto Group PLC ADR (2)	6,100	425,353

		846,046

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.01%
Energizer Holdings, Inc.	8,110	293,825

Miscellaneous Manufacturing Industries - 0.52%
Hillenbrand, Inc.	3,200	150,848

Motor Vehicle Parts & Accessories - 3.81%
Gentex Corp.	23,820	680,061
Magna International, Inc. Class A	7,670	427,449

		1,107,510

National Commercial Banks - 4.74%
Bank of America Corp.	22,670	777,581
Capital One Financial Corp.	3,160	344,693
Regions Financial Corp.	10,950	255,354

		1,377,628

Perfumes, Cosmetics & Other Toilet Preparations - 0.61%
Haleon PLC ADR (2)	22,580	177,930

Petroleum Refining - 3.51%
Valero Energy Corp.	7,730	1,018,273

Pharmaceutical Preparations - 11.53%
Bristol Myers Squibb Co.	11,540	795,798
GlaxoSmithKline PLC ADR	22,464	769,841
Novartis AG ADR (2)	9,100	765,492
Prestige Consumer Healthcare, Inc. (2)	16,866	1,016,177

		3,347,308

Retail-Catalog & Mail-Order Houses - 0.40%
Amazon.com, Inc. (2)	1,240	116,845

Retail-Furniture Stores - 0.48%
Haverty Furniture Companies, Inc.	3,700	139,638

Retail-Family Clothing Store - 1.90%
Ross Stores, Inc.	5,000	552,700

Security Brokers, Dealers & Flotation Companies - 3.85%
The Charles Schwab Corp.	14,340	1,117,373

Services-Business Services - 1.35%
Ebay, Inc.	8,540	391,986

Services-Computer Programming, Data Processing, Etc. - 5.40%
Alphabet, Inc. Class A (2)	17,400	1,567,044

Services-Medical Laboratories - 2.48%
Quest Diagnostics, Inc.	5,200	719,472

Services - Prepackaged Software - 2.36%
Adobe, Inc. (2)	400	129,580
Check Point Software Technologies Ltd. (Israel) (2)	4,500	556,740

		686,320

Ship & Boat Building & Repairing - 1.33%
Huntington Ingalls Industries, Inc.	1,800	387,360

State Commercial Banks - 7.41%
Atlantic Union Bankshares Corp.	21,159	792,616
Bank of New York Mellon Corp.	26,730	1,360,023

		2,152,639

Transportation Services - 2.12%
Booking Holdings, Inc. (2)	244	615,856

Wholesale-Drugs Proprietaries & Druggists' Sundries - 7.30%
AmerisourceBergen Corp.	6,090	947,360
McKesson Corp.	3,350	1,171,864

		2,119,224

Total Common Stock	(Cost $ 20,326,209)	24,587,003

Money Market Fund - 15.04%

First American Government Obligations Fund Class X, 4.37%	4,366,226	4,366,226

Total Money Market Fund	(Cost $ 4,366,226)	4,366,226

Total Investments - 99.72%	(Cost $ 24,692,435)	28,953,229

Liabilities In Excess of Other Assets (0.28%)		82,524

Total Net Assets - 100.00%		29,035,753

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$28,953,229	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$28,953,229	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2023.